UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 29

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Connecticut Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.5%

	Consumer Staples – 0.6%

$1,770	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/16 at 100.00	BBB+	$1,777,115

	Education and Civic Organizations – 18.8%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	B	208,003

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,122,510
500	5.000%, 7/01/32	7/22 at 100.00	A+	559,980

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	AA	996,547
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	413,044

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	2,038,300

1,185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,292,017

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
3,205	5.000%, 7/01/35	7/20 at 100.00	A–	3,593,670
1,000	5.000%, 7/01/40	7/20 at 100.00	A–	1,121,270

1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,094,646

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	AA–	4,328,880

5,045	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A–	5,582,999

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	BBB+	1,092,380
2,500	5.625%, 7/01/41	7/21 at 100.00	BBB+	2,726,300

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,405,964
1,750	5.000%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,949,448

2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	2,094,159

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,497,048

3,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39	7/20 at 100.00	AA	3,966,935

950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	952,109

Nuveen Investments	1

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	$10,272,304

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,179,940

1,195	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, CHELSA Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa3	1,222,162

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	709,393
49,795	Total Education and Civic Organizations			53,420,008

	Health Care – 18.3%

2,900	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	3,190,783

2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	3,203,853

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
655	5.500%, 7/01/21 – RAAI Insured	1/16 at 100.00	AA	656,801
4,025	5.500%, 7/01/32 – RAAI Insured	1/16 at 100.00	AA	4,031,158

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	1/16 at 100.00	AA	2,243,674

6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,584,476

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	No Opt. Call	A	549,935

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
500	5.250%, 7/01/22 – RAAI Insured	7/17 at 100.00	AA	528,710
1,055	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	1,107,739

1,555	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A	1,690,876

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25	7/21 at 100.00	A2	550,945
500	5.000%, 7/01/27	7/21 at 100.00	A2	552,020

1,745	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A2	1,945,274

4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	4,436,311

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	A	4,290,480

4,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,618,224

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,205,900

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
$2,400	5.000%, 7/01/32	7/24 at 100.00	Aa3	$2,745,264
2,520	5.000%, 7/01/33	7/24 at 100.00	Aa3	2,872,346
830	5.000%, 7/01/34	7/24 at 100.00	Aa3	943,370

1,670	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,851,947
47,665	Total Health Care			51,800,086

	Housing/Single Family – 1.2%

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,439,428

	Long-Term Care – 1.5%

1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB–	1,110,329

2,825	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	3,044,503
3,925	Total Long-Term Care			4,154,832

	Tax Obligation/General – 15.3%

	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	687,780
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,143,860
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,216,486

2,000	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	AA	2,305,060

2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,086,160

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,104,980
1,015	5.000%, 11/01/27	11/18 at 100.00	AA	1,118,479
1,015	5.000%, 11/01/28	11/18 at 100.00	AA	1,118,479

1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,157,830

2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA	2,740,944

3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	AA	3,420,180

	New Haven, Connecticut, General Obligation Bonds, Series 2015:
795	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	900,497
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,829,239
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	561,050

	New Haven, Connecticut, General Obligation Bonds, Series 2014A:
810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	911,752
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	785,687
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	950,657
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	946,611

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	594,498

2,370	State of Connecticut General Obligation Bonds 2015 Series F, 5.000%, 11/15/34 (WI/DD, Settling 12/01/15)	11/25 at 100.00	AA	2,733,392

600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34	12/22 at 100.00	AA	679,314

Nuveen Investments	3

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
$555	5.000%, 8/01/30 (WI/DD, Settling 12/02/15) – BAM Insured	8/25 at 100.00	AA	$642,457
485	5.000%, 8/01/31 (WI/DD, Settling 12/02/15) – BAM Insured	8/25 at 100.00	AA	558,361
765	5.000%, 8/01/32 (WI/DD, Settling 12/02/15) – BAM Insured	8/25 at 100.00	AA	877,287
555	5.000%, 8/01/33 (WI/DD, Settling 12/02/15) – BAM Insured	8/25 at 100.00	AA	635,963
555	5.000%, 8/01/34 (WI/DD, Settling 12/02/15) – BAM Insured	8/25 at 100.00	AA	632,994

3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	AA–	3,394,980

2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,278,420

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA	1,533,453
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA	1,695,184
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA	2,054,199
38,010	Total Tax Obligation/General			43,296,233

	Tax Obligation/Limited – 11.8%

	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A:
915	5.000%, 9/01/33	9/24 at 100.00	AA	1,065,636
1,625	5.000%, 9/01/34	9/24 at 100.00	AA	1,884,334

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2008A, 5.000%, 11/01/28	11/18 at 100.00	AA	5,502,200

2,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	2,888,300

1,390	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	1,628,149

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	A	2,644,944
600	5.125%, 1/01/42	1/22 at 100.00	A	651,642

2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	2,441,494

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,105,730
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,105,730

	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA	2,662,537
2,500	5.000%, 8/15/32	8/23 at 100.00	AA	2,871,375

740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA	857,445

1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	No Opt. Call	AA	1,834,447

4,025	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	4,361,047
29,775	Total Tax Obligation/Limited			33,505,010

	U.S. Guaranteed – 10.2% (4)

1,200	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	AA (4)	1,354,272

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$485	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	1/16 at 100.00	Aaa	$543,651

3,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006, 5.000%, 7/01/36 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	A– (4)	3,594,675

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (4)	4,753,090

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (4)	421,903
965	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (4)	1,030,726

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G, 5.250%, 7/01/26 (Pre-refunded 7/01/16) – RAAI Insured	7/16 at 100.00	AA (4)	1,028,510

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F:
2,000	5.000%, 7/01/28 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	AA (4)	2,206,160
60	5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	AA (4)	66,376

3,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	Aa3 (4)	3,091,421

1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3 (4)	1,551,776

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Bonds, Series 2007A, 5.000%, 8/01/26 (Pre-refunded 8/01/17) – AMBAC Insured	8/17 at 100.00	AA (4)	5,359,900

1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	1,609,970

1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011A, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,192,983
26,485	Total U.S. Guaranteed			28,805,413

	Utilities – 9.2%

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,765,400

415	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	Aa3	462,293

	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A:
955	5.000%, 1/01/24	1/22 at 100.00	Aa3	1,108,879
880	5.000%, 1/01/25	1/22 at 100.00	Aa3	1,014,746

3,400	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/16 at 100.00	Ba1	3,406,698

3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,507,193

6,685	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/16 at 100.00	A–	6,745,098

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002, 5.000%, 7/01/20 – NPFG Insured	No Opt. Call	AA–	3,984,440
25,130	Total Utilities			25,994,747

Nuveen Investments	5

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 11.6%

$5,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2013A, 5.000%, 3/01/25	3/23 at 100.00	AAA	$6,007,950

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	A+	579,855
1,000	5.000%, 8/15/32	8/24 at 100.00	A+	1,151,400

60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	11/16 at 100.00	AA–	60,211

2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	2,576,517

6,085	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	AA	6,969,576

2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39	4/22 at 100.00	AA	2,795,650

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,164,130

	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39	8/24 at 100.00	Aa3	1,148,289
1,055	5.000%, 8/01/44	8/24 at 100.00	Aa3	1,193,469

5,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	5,855,485

500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38	8/22 at 100.00	Aa3	556,505

2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	Aa3	2,267,220

500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	578,750
28,690	Total Water and Sewer			32,905,007
$254,655	Total Long-Term Investments (cost $263,701,764)			279,097,879
	Other Assets Less Liabilities – 1.5%			4,115,197
	Net Assets – 100%			$283,213,076

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$279,097,879	$—	$279,097,879

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $262,990,965.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$16,241,140
Depreciation	(134,226)
Net unrealized appreciation (depreciation) of investments	$16,106,914

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	7

Nuveen Massachusetts Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.0%

	MUNICIPAL BONDS – 97.0%

	Consumer Discretionary – 0.4%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	3/16 at 100.00	Caa3	$1,011,750

	Consumer Staples – 0.3%

640	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/16 at 100.00	BBB+	642,573

	Education and Civic Organizations – 28.0%

1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	1,413,447

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA–	3,454,830

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,691,685

1,015	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	10/19 at 100.00	A1	1,164,702

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A+	843,750

5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	A+	5,589,599

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,271,380

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,051,950

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,283,980

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40	10/20 at 100.00	AAA	3,441,540

	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
550	3.500%, 7/01/35	7/25 at 100.00	AA–	553,614
235	5.000%, 7/01/37	7/25 at 100.00	AA–	269,052

	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A2	1,262,993
1,850	5.000%, 3/01/44	3/24 at 100.00	A2	2,064,175

1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,798,992

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	No Opt. Call	BBB+	1,093,880

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	$1,095,670

2,495	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	2,896,695

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	4,052,265

875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	1,019,008

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	AA–	948,485

2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	2,660,376

2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	2,607,444

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,500	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	2,762,925
2,250	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,465,213

1,170	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	1,230,746

1,225	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	1,296,283

1,195	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,306,314

1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (Alternative Minimum Tax)	1/25 at 100.00	AA	1,119,160

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.641%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	1,127,944

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	7/19 at 100.00	AA	1,106,230

90	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AA+	92,117

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,671,945

2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,905,200

7,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2013-1, 5.000%, 11/01/39	11/22 at 100.00	Aa2	8,430,821
64,840	Total Education and Civic Organizations			73,044,410

	Health Care – 16.6%

3,200	Massachusetts Development Finance Agency Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	3,536,992

5,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	5,665,599

Nuveen Investments	9

Nuveen Massachussetts Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,500	Massachusetts Development Finance Agency Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45	8/25 at 100.00	A+	$3,921,155

2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A	2,647,429

	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	A	3,334,228
500	5.000%, 10/01/30	10/21 at 100.00	A	550,480

	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A–	1,021,275
1,000	5.000%, 7/01/32	7/25 at 100.00	A–	1,125,140
500	5.000%, 7/01/33	7/25 at 100.00	A–	560,400

1,320	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BBB–	1,449,083

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	A–	1,104,410

3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	4,032,370

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (5)	1/18 at 100.00	N/R	3,675

2,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,317,921

2,575	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB	2,695,484

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA	1,119,160

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	AA–	1,090,930

350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	382,393

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
500	5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	AA–	543,375
100	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	109,650

1,465	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	1/16 at 100.00	AA	1,468,399

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	2,076,047
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	1,014,510

1,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	1/16 at 100.00	BBB+	1,569,570
41,225	Total Health Care			43,339,675

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 1.8%

$1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA	$1,670,387

3,070	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB–	3,115,743
4,605	Total Housing/Multifamily			4,786,130

	Long-Term Care – 2.8%

560	Massachusetts Development Finance Agency, Massachusetts, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	No Opt. Call	A–	628,617

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	268,982

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB–	266,069
790	5.750%, 1/01/28	1/23 at 100.00	BBB–	876,861

1,000	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28	11/23 at 100.00	N/R	1,096,340

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/16 at 101.00	N/R	4,265,744
7,050	Total Long-Term Care			7,402,613

	Tax Obligation/General – 5.6%

1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,182,815

1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,971,883

1,005	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,197,056

1,220	Massachusetts State, General Obligation Bonds, Consolidated Loan, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA+	1,478,091

3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	AA+	3,466,800

360	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30	1/23 at 100.00	AAA	386,755

1,000	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,119,730

1,490	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,535,430

2,000	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	2,277,280

120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	2/16 at 100.00	AA–	120,529
12,990	Total Tax Obligation/General			14,736,369

	Tax Obligation/Limited – 14.8%

1,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,634,535

805	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	872,024

Nuveen Investments	11

Nuveen Massachussetts Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,010	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	$1,159,359

2,545	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	2,926,775

2,500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA+	2,884,525

	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B:
385	5.000%, 5/01/39	5/24 at 100.00	AA	440,367
1,890	5.000%, 5/01/44	5/24 at 100.00	AA	2,148,269

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AA	2,709,425

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,479,005
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,400,265

1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	AA	1,604,409

1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	1,281,335

3,125	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	3,600,719

1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2015C, 5.000%, 8/15/37 (WI/DD, Settling 12/15/15)	8/25 at 100.00	AA+	1,925,072

1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/37 – AMBAC Insured	8/17 at 100.00	AA+	1,061,910

2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	2,312,240

1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA–	1,293,421

800	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AAA	846,128

1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	1/16 at 100.00	AA–	1,650,627

3,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	3,792,215

575	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	615,095
34,175	Total Tax Obligation/Limited			38,637,720

	Transportation – 8.5%

1,840	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	2,063,210

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,287,140

2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32	No Opt. Call	AA	3,197,480

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AA	$2,076,993

1,425	Massachusetts Port Authority, Revenue Bonds, Series 2015A: 5.000%, 7/01/40	7/25 at 100.00	AA	1,651,860
2,000	5.000%, 7/01/45	7/25 at 100.00	AA	2,302,260

2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA–	2,718,248

500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	547,525

4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	4,065,624

840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	951,376

395	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	428,460
20,185	Total Transportation			22,290,176

	U.S. Guaranteed – 9.5% (6)

685	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (ETM)	3/17 at 100.00	N/R (6)	717,784

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C: 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (6)	82,853
1,805	5.000%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (6)	1,993,984

1,375	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2 (6)	1,402,514

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30 (Pre-refunded 9/01/18)	9/18 at 100.00	Aa3 (6)	6,804,719

1,413	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (Pre-refunded 12/31/15) (5), (7)	12/15 at 4.00	D (6)	42,148

907	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43 (Pre-refunded 12/31/15) (5), (7)	12/15 at 3.00	D (6)	27,066

1,603	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43 (Pre-refunded 12/31/15) (5), (7)	12/15 at 3.00	D (6)	47,805

1,000	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	BBB (6)	1,263,910

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Pre-refunded 5/01/19)	5/19 at 100.00	BBB+ (6)	578,515

315	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (6)	349,562

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	AA– (6)	341,221

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28 (Pre-refunded 8/15/17)	8/17 at 100.00	A+ (6)	2,155,940

Nuveen Investments	13

Nuveen Massachussetts Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (6) (continued)

$3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	Aa2 (6)	$3,358,590

620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31 (Pre-refunded 7/01/16)	7/16 at 100.00	N/R (6)	637,031

1,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA+ (6)	1,504,160

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
100	5.000%, 8/01/27 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (6)	107,262
45	5.000%, 8/01/28 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (6)	48,268
130	5.000%, 8/01/29 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (6)	139,441

1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	AA+ (6)	1,547,040

1,390	Massachusetts Water Resources Authority, General Revenue Refunding Bonds, Series 2006B, 5.000%, 8/01/22 (Pre-refunded 8/01/18) – AMBAC Insured	8/18 at 100.00	Aa1 (7)	1,538,146
26,158	Total U.S. Guaranteed			24,687,959

	Utilities – 2.5%

1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	1,614,648

2,060	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	2,060,103

2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	1/16 at 100.00	AA–	2,857,544
6,395	Total Utilities			6,532,295

	Water and Sewer – 6.2%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	1,914,183

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+	1,126,620

2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,082,266

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	2/16 at 100.00	AAA	60,245

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,150,970

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,550	5.000%, 8/01/27	8/17 at 100.00	AA+	1,652,130
705	5.000%, 8/01/28	8/17 at 100.00	AA+	749,753
1,950	5.000%, 8/01/29	8/17 at 100.00	AA+	2,072,499

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,658,450

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA	$1,718,280
14,665	Total Water and Sewer			16,185,396
$234,353	Total Long-Term Investments (cost $237,405,376)			253,297,066
	Other Assets Less Liabilities – 3.0%			7,772,262
	Net Assets – 100%			$261,069,328

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$253,180,047	$117,019	$253,297,066

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $237,120,743.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$18,137,653
Depreciation	(1,961,330)
Net unrealized appreciation (depreciation) of investments	$16,176,323

Nuveen Investments	15

Nuveen Massachussetts Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

16	Nuveen Investments

Nuveen New Jersey Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.4%

	MUNICIPAL BONDS – 98.4%

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/16 at 100.00	Caa1	$212,234
240	5.125%, 1/01/37	1/16 at 100.00	Caa1	182,038
520	Total Consumer Discretionary			394,272

	Consumer Staples – 3.4%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,790	4.500%, 6/01/23	6/17 at 100.00	BB	2,832,408
7,280	4.750%, 6/01/34	6/17 at 100.00	B–	5,886,461
1,770	5.000%, 6/01/41	6/17 at 100.00	B–	1,437,700
11,840	Total Consumer Staples			10,156,569

	Education and Civic Organizations – 14.9%

325	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Projects, Series 2015A, 3.375%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	317,993

870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,061,809

	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
770	5.000%, 7/01/38	7/23 at 100.00	AA–	849,587
1,015	5.000%, 7/01/43	7/23 at 100.00	AA–	1,114,927

1,840	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA	2,068,804

1,800	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,824,318

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,000	5.000%, 7/01/31	7/25 at 100.00	AA–	2,298,680
1,055	3.750%, 7/01/33	7/25 at 100.00	AA–	1,071,205

1,725	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	1,889,962

	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	573,857
100	5.000%, 7/01/42	7/22 at 100.00	A	108,783

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A+	2,167,440

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	BBB	267,693
230	5.000%, 7/01/37	7/21 at 100.00	BBB	244,718

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	AA–	506,420

Nuveen Investments	17

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30 ,2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/32	7/25 at 100.00	A	$1,390,596

740	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A	816,486

3,130	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA	3,370,415

455	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	479,274

510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	550,168

2,125	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,269,181

400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	431,368

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
1,600	3.625%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,623,648
1,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,025,150
1,585	4.000%, 12/01/31 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,603,085
1,670	4.125%, 12/01/35 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,687,619

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
1,500	4.250%, 12/01/32 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,527,765
1,500	4.500%, 12/01/36 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,549,890

2,230	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	AA	2,251,051

1,425	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A1	1,574,411

3,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	3,306,930

2,320	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	2,605,198
41,420	Total Education and Civic Organizations			44,428,431

	Financials – 0.6%

	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
1,000	5.750%, 10/01/21	No Opt. Call	Ba2	1,079,530
500	6.500%, 4/01/28	No Opt. Call	Ba2	612,625
1,500	Total Financials			1,692,155

	Health Care – 15.5%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,720	5.000%, 2/15/25	No Opt. Call	BBB+	1,960,026
2,000	5.000%, 2/15/33	No Opt. Call	BBB+	2,159,720

800	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	906,400

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$4,445	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	$4,804,556

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BB+	872,248
75	6.250%, 7/01/35	7/21 at 100.00	BB+	80,917

360	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	A–	414,688

	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
800	5.250%, 7/01/31	7/23 at 100.00	BBB	880,512
440	5.500%, 7/01/43	7/23 at 100.00	BBB	488,118

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A–	1,089,860

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	1,559,115

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
595	5.000%, 7/01/45	7/24 at 100.00	A	653,965
1,000	4.000%, 7/01/45	7/24 at 100.00	A	1,003,220

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
1,420	4.000%, 7/01/17	No Opt. Call	A3	1,485,831
1,125	5.000%, 7/01/31	7/22 at 100.00	A3	1,236,308
1,080	5.000%, 7/01/42	7/22 at 100.00	A3	1,165,622

550	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A+	616,396

5,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	5,533,708

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
2,000	5.000%, 7/01/39	7/24 at 100.00	A	2,216,860
630	5.000%, 7/01/43	7/24 at 100.00	A	696,585

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	1/16 at 100.00	AA	2,504,250
775	5.000%, 7/01/35 – RAAI Insured	1/16 at 100.00	AA	775,891

16,225	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/35	1/17 at 39.39	A–	6,103,844

360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	A–	411,844

750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	A–	769,988

3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB-	3,372,782

560	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A–	562,005

Nuveen Investments	19

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
$855	5.000%, 7/01/25	7/16 at 100.00	A2	$872,587
100	5.000%, 7/01/26	7/16 at 100.00	A2	101,986
810	5.000%, 7/01/36	7/16 at 100.00	A2	822,644
53,560	Total Health Care			46,122,476

	Housing/Multifamily – 4.6%

1,770	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB–	1,769,929

	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,295,045
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,221,748

	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,055	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,122,507
1,125	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,170,596
1,125	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,165,939

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	AA–	3,143,370

660	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA–	660,964
12,890	Total Housing/Multifamily			13,550,098

	Housing/Single Family – 0.6%

1,150	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,161,730

685	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	710,872
1,835	Total Housing/Single Family			1,872,602

	Industrials – 0.6%

1,660	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory put 12/01/17)	No Opt. Call	A–	1,691,938

	Long-Term Care – 0.9%

685	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	696,631

300	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	1/16 at 100.00	N/R	296,367

150	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	153,917

1,095	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	1,164,894

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$405	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB–	$438,919
2,635	Total Long-Term Care			2,750,728

	Tax Obligation/General – 9.9%

	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014:
1,625	3.000%, 9/01/30 – AGM Insured	9/24 at 100.00	AA	1,611,155
1,775	5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	2,001,242

415	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30	1/23 at 100.00	AA–	418,660

	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012:
755	4.000%, 9/15/26	9/22 at 100.00	AA–	833,143
1,270	4.000%, 9/15/27	9/22 at 100.00	AA–	1,395,425

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	609,830

620	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	620,081

1,000	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA–	1,113,250

610	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA–	697,834

	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility, Refunding Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AA+	338,362
220	5.000%, 1/01/37	1/24 at 100.00	AA+	249,520

570	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	639,933

2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	A3	3,224,898

1,735	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/01/20	No Opt. Call	AA	1,992,942

	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	988,313
875	5.250%, 1/15/30	1/21 at 100.00	AA	985,556

	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
450	4.000%, 12/01/23	6/22 at 100.00	AA+	505,080
305	4.000%, 12/01/24	6/22 at 100.00	AA+	339,593

1,010	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/33	2/25 at 100.00	AA–	1,171,428

1,630	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/21	No Opt. Call	AA+	1,834,614

3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	4,037,691

Nuveen Investments	21

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	AA+	$2,797,158

1,000	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding Bonds, Series 2014, 4.000%, 9/01/28 – BAM Insured	9/24 at 100.00	AA	1,077,770
26,545	Total Tax Obligation/General			29,483,478

	Tax Obligation/Limited – 18.7%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	829,277

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,008,043

2,395	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,988,313

1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,157,163

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,385	5.000%, 6/15/19	No Opt. Call	BBB+	1,497,947
350	5.000%, 6/15/21	No Opt. Call	BBB+	382,739
2,850	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,066,771
450	5.000%, 6/15/28	No Opt. Call	BBB+	475,763

1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	1/16 at 100.00	AA–	1,005,320

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	87,415
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	147,804

1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	A–	1,607,415

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015WW:
370	5.000%, 6/15/37	6/25 at 100.00	A–	380,456
4,000	5.250%, 6/15/40	6/25 at 100.00	A–	4,205,200

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
3,245	5.000%, 10/01/28	10/18 at 100.00	A–	3,415,168
1,950	5.250%, 10/01/38	10/18 at 100.00	A–	2,038,589

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A–	2,210,040

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A–	6,836,297

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A–	2,129,900

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
$4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	$1,745,720
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	1,651,120
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	2,118,252

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A–	524,445

1,510	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A–	1,640,781

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A–	1,529,295

2,070	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 4.750%, 6/15/38 (WI/DD, Settling 12/02/15)	6/25 at 100.00	A–	2,076,272

1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	1,145,825

	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,465	5.000%, 5/01/21	No Opt. Call	Aa3	1,703,605
2,000	3.500%, 5/01/35	5/22 at 100.00	Aa3	2,002,240

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	CC	361,689

3,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, City of Plainfield – Park Madison Redevelopment Project, Refunding Series 2013A, 5.000%, 3/01/34	No Opt. Call	AA+	3,739,500
67,905	Total Tax Obligation/Limited			55,708,364

	Transportation – 15.7%

1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,223,882

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	411,347
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,586,799
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,248,580

	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
215	3.000%, 7/01/27 – BAM Insured	7/25 at 100.00	AA	216,645
1,635	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,717,371

	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A:
500	5.000%, 7/01/26	7/22 at 100.00	A1	574,485
500	3.000%, 7/01/28	7/22 at 100.00	A1	506,545

1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A	1,980,088

	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,000	5.000%, 1/01/24	No Opt. Call	BBB	1,137,670
1,095	5.000%, 1/01/26	No Opt. Call	BBB	1,234,207
1,100	5.000%, 1/01/27	No Opt. Call	BBB	1,236,488

Nuveen Investments	23

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$1,255	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)	1/24 at 100.00	BBB	$1,365,729

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
400	5.125%, 9/15/23 (Alternative Minimum Tax)	3/16 at 100.00	BB–	438,256
800	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	873,912

300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	336,837

2,500	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	2,793,775

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16	No Opt. Call	A3	75,401
415	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	417,220

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,616,212

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,885,245

1,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,588,228

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43	7/22 at 100.00	A+	5,530,499

900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	1,008,261

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA–	2,188,180

2,710	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.000%, 10/15/41	10/25 at 100.00	AA–	3,135,036

1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA–	2,075,563

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	2,009,780
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	3,134,406

265	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q, 3.000%, 1/01/24	1/23 at 100.00	A3	254,827
42,510	Total Transportation			46,801,474

	U.S. Guaranteed – 8.2% (4)

35	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 (Pre-refunded 12/01/15) – AMBAC Insured	12/15 at 100.00	N/R (4)	35,071

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27 (Pre-refunded 6/15/16)	6/16 at 100.00	AA+ (4)	2,312,660

255	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (4)	285,302

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
525	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	563,021
305	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	A– (4)	327,088

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	AA– (4)	431,361

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (continued) (4)

$1,195	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	$1,275,806

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA– (4)	1,062,997

2,510	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	3,046,638

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A+ (4)	1,211,260

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26 (Pre-refunded 7/01/16)	7/16 at 100.00	A– (4)	2,055,180

1,510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35 (Pre-refunded 7/01/16)	7/16 at 100.00	A– (4)	1,552,763

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	AA (4)	990,864

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
50	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	50,274
260	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	261,422
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	10,055
5	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	5,027
35	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	35,191
200	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	201,094

1,680	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2007, 5.000%, 8/15/32 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	A3 (4)	1,802,758

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	4,769,040

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 (Pre-refunded 1/01/16) – AGM Insured	1/16 at 100.00	A2 (4)	2,117,659
22,400	Total U.S. Guaranteed			24,402,531

	Utilities – 1.7%

2,430	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)	7/20 at 100.00	BB–	2,503,459

	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	513,765
1,000	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,031,170

960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	1,033,085
4,890	Total Utilities			5,081,479

	Water and Sewer – 3.0%

	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,040	5.000%, 10/01/23	No Opt. Call	A+	1,235,759
2,175	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	2,212,693

Nuveen Investments	25

Nuveen New Jersey Municipal Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,770	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.477%, 9/01/21 (IF) (5)	No Opt. Call	AAA	$2,273,565

	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,712,265
1,210	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,329,500
7,695	Total Water and Sewer			8,763,782
$299,805	Total Long-Term Investments (cost $277,081,892)			292,900,377
	Other Assets Less Liabilities – 1.6%			4,697,797
	Net Assets – 100%			$297,598,174

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$292,900,377	$—	$292,900,377

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $276,218,046.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$17,645,878
Depreciation	(963,547)
Net unrealized appreciation (depreciation) of investments	$16,682,331

26	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	27

Nuveen New York Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.4%

	MUNICIPAL BONDS – 98.4%

	Consumer Staples – 1.9%

$4,220	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	$3,822,814

200	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	12/15 at 100.00	A1	200,304

35	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	12/15 at 100.00	A1	34,997

1,575	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006: 4.750%, 6/01/22	6/16 at 100.00	BBB–	1,580,922
1,325	5.000%, 6/01/26	6/16 at 100.00	BB–	1,340,238
7,335	5.125%, 6/01/42	6/16 at 100.00	B	6,713,285
14,690	Total Consumer Staples			13,692,560

	Education and Civic Organizations – 17.5%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	676,355

520	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A: 5.000%, 4/01/20	4/17 at 100.00	B	515,055
1,000	5.000%, 4/01/27	4/17 at 100.00	B	911,600
290	5.000%, 4/01/37	4/17 at 100.00	B	238,409

3,875	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	1/20 at 100.00	BBB–	4,423,816

2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	2,237,852

	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB–	1,722,894
1,000	5.500%, 4/01/43	4/23 at 100.00	BBB–	1,085,760

	Build New York City Resource Corporation, New York, Revenue Bonds, Children’s Aid Society Project, Series 2015:
2,500	5.000%, 7/01/40	7/25 at 100.00	A+	2,816,100
2,500	5.000%, 7/01/45	7/25 at 100.00	A+	2,798,750

	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,127,910
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,523,445

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	217,503

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	Baa1	1,955,065

2,655	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	2,782,121

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)
$1,055	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	$1,404,300
595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A–	672,826
	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	1,952,197
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA–	865,293
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	1,767,870
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Refunding Series 2015A, 5.000%, 7/01/43	7/25 at 100.00	A1	1,813,488
85	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	89,590
7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	9,001,388
750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA	889,815
2,760	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A–	3,088,633
350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	397,306
4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	5,154,432
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,667,910
3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	No Opt. Call	AA–	4,019,492
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,366,884
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/44	7/24 at 100.00	A3	5,536,300
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A–	275,858
1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,307,117
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
160	5.000%, 7/01/40	7/25 at 100.00	BBB	175,030
175	5.000%, 7/01/45	7/25 at 100.00	BBB	190,267
2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	AA–	2,680,125
4,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006: 5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	4,125,160
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,088,079
1,795	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,824,618
5,170	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	5,296,407

Nuveen Investments	29

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$720	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006: 5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	$736,596
2,500	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	2,566,200
2,140	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,159,966
1,150	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	1,177,255

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,237,260

740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	818,877

5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA–	6,236,129

	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38	8/23 at 100.00	AA–	4,301,790
10,000	5.000%, 8/01/43	8/23 at 100.00	AA–	11,168,300

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012: 5.000%, 7/01/32	7/22 at 100.00	Baa2	1,077,760
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,854,446

615	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB+	648,149

1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,793,440

1,340	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A: 6.000%, 10/15/30	10/20 at 100.00	BB	1,415,630
2,300	6.250%, 10/15/40	10/20 at 100.00	BB	2,436,114

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB	1,127,350
114,725	Total Education and Civic Organizations			126,438,282

	Financials – 1.5%

5,710	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	6,820,367

3,475	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,281,235
9,185	Total Financials			11,101,602

	Health Care – 6.3%

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/16 at 100.00	AA–	1,917,239

3,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005: 5.000%, 2/01/22 – FGIC Insured	2/16 at 100.00	AA–	3,011,700
1,775	5.000%, 2/01/28 – FGIC Insured	2/16 at 100.00	AA–	1,781,692

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	610,077

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
$6,895	6.125%, 12/01/29	12/18 at 100.00	Ba1	$7,528,995
4,500	6.250%, 12/01/37	12/18 at 100.00	Ba1	4,906,170

1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2015, 5.000%, 12/01/29	No Opt. Call	Ba1	1,074,320

2,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	2,730,650

2,300	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A	2,544,582

545	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005: 5.500%, 4/01/30	10/20 at 100.00	AA	624,101
950	5.500%, 4/01/34	10/20 at 100.00	AA	1,079,960

375	Monroe County Industrial Development Corporation Tax-Exempt Revenue Bonds, New York, Highland Hospital of Rochester Project, Series 2015, 5.000%, 7/01/34	7/25 at 100.00	A	419,329

2,720	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010: 5.750%, 8/15/35	2/21 at 100.00	AA	3,217,053
5,000	5.500%, 8/15/40	2/21 at 100.00	AA	5,836,100

1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A–	1,520,717

1,000	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B: 5.125%, 12/01/27	12/17 at 100.00	A–	1,061,130
500	5.250%, 12/01/32	12/17 at 100.00	A–	529,515

1,965	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	2,176,355

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/16 at 100.00	BB–	2,003,680

1,060	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	1/16 at 100.00	BB–	1,061,950
41,940	Total Health Care			45,635,315

	Housing/Multifamily – 1.3%

1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA	1,782,608

200	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/16 at 100.00	AA	200,678

5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	5/16 at 100.00	AA+	5,010

855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	910,669

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,560,075

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	719,601

Nuveen Investments	31

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$190	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/16 at 100.00	AA	$190,542

1,660	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,693,681

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	2/16 at 100.00	Aa1	1,001,190
8,715	Total Housing/Multifamily			9,064,054

	Industrials – 1.9%

460	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	492,172

12,520	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	12,841,514
12,980	Total Industrials			13,333,686

	Long-Term Care – 1.6%

1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,146,944

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc. Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	Aa2	334,077
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	Aa2	356,940
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	Aa2	379,655
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	Aa2	402,598
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	Aa2	1,667,086

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc. Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	Aa2	1,139,600

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Baa2	658,730

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	1/16 at 100.00	N/R	50,000
555	5.000%, 7/01/35 – ACA Insured	1/16 at 100.00	N/R	554,961

1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,723,018

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
630	5.800%, 7/01/23	7/16 at 101.00	N/R	623,921
975	6.100%, 7/01/28	7/16 at 101.00	N/R	959,078
210	6.200%, 7/01/33	7/16 at 101.00	N/R	205,590

1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,341,191

90	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	1/16 at 100.00	N/R	90,242
10,895	Total Long-Term Care			11,633,631

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 4.5%

$1,035	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Bonds, Refunding Series 1992, 6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	$1,047,482

1,240	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/26	12/17 at 100.00	AA	1,346,342

1,900	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1: 5.000%, 10/01/30	No Opt. Call	AA	2,218,136
1,915	5.000%, 10/01/31	No Opt. Call	AA	2,226,379
3,000	5.000%, 10/01/33	10/22 at 100.00	AA	3,458,730

1,810	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1: 5.000%, 3/01/32	3/23 at 100.00	AA	2,100,577
6,100	5.000%, 3/01/37	3/23 at 100.00	AA	6,975,106

2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	2,360,680

2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	AA	2,897,725

6,670	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	No Opt. Call	AA	7,737,600
28,170	Total Tax Obligation/General			32,368,757

	Tax Obligation/Limited – 22.3%

535	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	498,288

2,000	Dormitory Authority of the State of New York, Residential Institutions for Children Revenue Bonds, Series 2008-A1: 5.000%, 6/01/33	6/18 at 100.00	Aa1	2,161,360
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,701,700

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	1/16 at 100.00	AA	2,419,520

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA	1,694,595

535	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/16 at 100.00	AA	582,669

4,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,358,793

5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	No Opt. Call	AAA	6,914,291

1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	No Opt. Call	AAA	1,139,510

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	3,398,580

6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AAA	7,097,340

2,835	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32	2/25 at 100.00	AAA	3,334,272

1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AAA	1,150,710

3,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,356,510

Nuveen Investments	33

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A:
$5,000	5.000%, 3/15/33	3/24 at 100.00	AAA	$5,830,850
2,500	5.000%, 3/15/37	3/24 at 100.00	AAA	2,879,375

2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B, Group A, 5.000%, 3/15/35	9/25 at 100.00	AAA	3,328,754

12,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	13,188,360

11,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	12,143,284

4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,633,200

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/16 at 100.00	A–	1,681,562

7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	8,135,010

4,520	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA	5,020,726

8,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	9,724,425

3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,470,492

2,600	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1: 5.000%, 11/01/35	5/24 at 100.00	AAA	3,004,170
2,500	5.000%, 11/01/36	5/24 at 100.00	AAA	2,880,575

5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,579,908

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,467,300

9,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.000%, 11/01/39	11/20 at 100.00	AAA	10,277,550

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	6,495,005

5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,761,650

2,385	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	A+	2,415,719
143,470	Total Tax Obligation/Limited			160,726,053

	Transportation – 15.5%

2,125	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	No Opt. Call	AA–	2,469,781

4,845	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40	11/20 at 100.00	AA–	5,536,478

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)
$3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31	5/23 at 100.00	AA–	$4,053,280
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32	5/23 at 100.00	AA–	1,148,600
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	AA–	2,893,775

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B:
2,000	5.250%, 11/15/38	5/24 at 100.00	AA–	2,322,600
2,325	5.250%, 11/15/44	5/24 at 100.00	AA–	2,685,026

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1:
5,000	5.250%, 11/15/29	11/25 at 100.00	AA–	6,053,250
8,610	5.250%, 11/15/31	11/25 at 100.00	AA–	10,332,603
3,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	3,144,630

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	997,920
2,000	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	712,800
9,500	New York City, Industrial Development Agency, New York, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	BBB	10,229,505
3,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,754,652
3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	AA–	3,841,954

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
1,625	5.000%, 5/01/30	5/25 at 100.00	AA–	1,932,499
3,140	5.000%, 5/01/31	5/25 at 100.00	AA–	3,716,975
1,730	5.000%, 5/01/35	5/25 at 100.00	AA–	2,021,315
2,520	5.000%, 5/01/40	5/25 at 100.00	AA–	2,906,240
480	5.000%, 5/01/45	5/25 at 100.00	AA–	550,613
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–	5,370,700
1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 18.102%, 3/16/17 – AGM Insured (IF)	No Opt. Call	AA	1,983,650

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015:
4,465	4.000%, 10/15/45	10/25 at 100.00	AA–	4,649,896
10,000	5.250%, 10/15/55	10/25 at 100.00	AA–	11,549,500
3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB	4,191,833

4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	4,598,801

Nuveen Investments	35

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA–	$4,476,731

1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	1,877,803

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.373%, 5/15/16 (IF)	No Opt. Call	AA–	1,815,240
101,555	Total Transportation			111,818,650

	U.S. Guaranteed – 9.0% (7)

1,000	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (7)	1,232,180

8,065	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (7)	8,777,462

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (7)	2,012,352

350	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (7)	373,783

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AA– (7)	623,885

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34 (Pre-refunded 11/01/16)	11/16 at 100.00	A (7)	625,572

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34 (Pre-refunded 11/01/16)	11/16 at 100.00	A3 (7)	521,310

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	A (7)	1,151,570

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (7)	6,019,888

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (7)	5,640

2,770	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (7)	2,917,946

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (7)	1,630,776

750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 (Pre-refunded 6/01/16) – CIFG Insured	6/16 at 100.00	A– (7)	767,775

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 (Pre-refunded 9/01/16) – BHAC Insured	9/16 at 100.00	AA+ (7)	5,175,050

1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (7)	1,469,738

10,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (7)	12,005,825

115	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 4.500%, 2/01/17 (ETM)	No Opt. Call	Aaa	117,953

710	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A: 5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	748,695

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (7) (continued)
$785	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	$830,059

370	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1: 5.800%, 7/01/23 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	385,522
200	6.100%, 7/01/28 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	208,740
590	6.200%, 7/01/33 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	616,131

5,520	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006: 5.000%, 8/01/26 (Pre-refunded 8/01/16)	8/16 at 100.00	A– (7)	5,692,114
2,000	5.000%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	A– (7)	2,062,360
3,670	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Pre-refunded 1/13/16) (Alternative Minimum Tax)	1/16 at 100.00	A3 (7)	3,685,115

5,050	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A: 5.000%, 12/15/26 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	5,485,209
60	5.000%, 12/15/27 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	65,171
60,135	Total U.S. Guaranteed			65,207,821

	Utilities – 11.3%

7,075	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	7,478,275

1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	1,350,228

420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	454,012

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	5,643,360

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	2,184,748
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,635,780
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,571,680

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,800	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	3,881,928
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,224,096
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	2,666,437

2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	3,323,862

5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	5,702,000

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	10,940,900

11,785	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	11,872,915

3,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/16 at 100.00	N/R	3,435,550

10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/32	12/25 at 100.00	AAA	12,040,300

5,095	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	5,853,544
76,955	Total Utilities			81,259,615

Nuveen Investments	37

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 3.8%

$2,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	$2,154,194

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	11,475,300

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	597,935

6,675	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/34	6/25 at 100.00	AAA	7,930,901

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	1/16 at 100.00	N/R	2,954,897

	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
675	5.000%, 4/01/40	4/25 at 100.00	AA–	762,473
1,050	5.000%, 4/01/45	4/25 at 100.00	AA–	1,179,801
23,955	Total Water and Sewer			27,055,501
$647,370	Total Long-Term Investments (cost $664,065,061)			709,335,527
	Floating Rate Obligations – (1.1)%			(7,955,000)
	Other Assets Less Liabilities – 2.7%			19,521,465
	Net Assets – 100%			$720,901,992

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$709,335,527	$—	$709,335,527

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

38	Nuveen Investments

As of November 30, 2015, the cost of investments was $655,511,655.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$47,888,019
Depreciation	(2,019,657)
Net unrealized appreciation (depreciation) of investments	$45,868,362

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(6)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	39

Nuveen California High Yield Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.6%

	MUNICIPAL BONDS – 96.0%

	Consumer Discretionary – 0.2%

$75	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/16 at 100.00	N/R	$75,171

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
1,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	643,470
160	6.000%, 12/15/37 (4)	2/16 at 100.00	N/R	87,930

15	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	8,243

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	551,215
1,750	Total Consumer Discretionary			1,366,029

	Consumer Staples – 7.2%

27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	6/16 at 12.54	B	1,917,000

1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	BB	932,455

150	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.700%, 6/01/46	12/18 at 100.00	B+	145,161

1,860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	2/16 at 100.00	BB–	1,738,747

50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	2/16 at 100.00	B–	46,183

20,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	6/16 at 18.26	B	2,298,400

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,750	5.000%, 6/01/33	6/17 at 100.00	B	9,806,795
6,710	5.750%, 6/01/47	6/17 at 100.00	B	6,216,681
9,500	5.125%, 6/01/47	6/17 at 100.00	B	8,093,430

4,600	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	4,182,918

2,000	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47	6/17 at 100.00	B	1,860,620

18,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	6/17 at 13.65	B–	1,493,460

1,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	2/16 at 100.00	B–	896,160

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples (continued)

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
$3,000	5.000%, 6/01/37	2/16 at 100.00	BB+	$2,784,000
7,845	5.125%, 6/01/46	2/16 at 100.00	B+	7,053,518
113,620	Total Consumer Staples			49,465,528

	Education and Civic Organizations – 9.4%

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,000	5.750%, 6/01/34	6/24 at 100.00	BB+	1,058,530
1,500	6.000%, 6/01/44	6/24 at 100.00	BB+	1,596,450

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	1,096,673

35	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	2/16 at 100.00	A3	35,051

2,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 5.000%, 11/01/41	11/23 at 100.00	Aa2	2,266,480

	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A:
900	5.000%, 10/01/35	10/22 at 102.00	BBB–	909,549
1,335	5.250%, 10/01/45	10/22 at 102.00	BBB–	1,349,952

1,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,074,400

	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400	5.125%, 7/01/35	7/25 at 100.00	BB	408,492
425	5.375%, 7/01/45	7/25 at 100.00	BB	434,240

	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A:
1,400	5.000%, 10/01/34	10/22 at 102.00	BBB–	1,422,904
465	5.000%, 10/01/44	10/22 at 102.00	BBB–	465,298

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	No Opt. Call	BB+	1,386,538
4,580	5.250%, 8/01/42	No Opt. Call	BB+	4,791,825
1,795	5.300%, 8/01/47	8/22 at 100.00	BB+	1,876,834

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,235,720

	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34	8/24 at 100.00	BB	908,530
1,650	6.000%, 8/01/44	8/24 at 100.00	BB	1,726,973

2,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,006,480

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,402,511

Nuveen Investments	41

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
$1,235	5.000%, 4/01/35	4/25 at 100.00	Baa3	$1,339,580
770	5.000%, 4/01/41	4/25 at 100.00	Baa3	824,624

1,500	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,622,940

1,290	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,441,640

300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32	1/22 at 100.00	N/R	324,231

3,700	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45	1/25 at 100.00	N/R	3,714,134

	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A:
1,245	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,356,564
250	5.250%, 1/01/40	7/24 at 100.00	BBB–	268,643

600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	618,144

980	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	1,071,865

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,380	6.400%, 8/01/34	2/24 at 100.00	BB	1,555,274
2,040	6.750%, 8/01/44	2/24 at 100.00	BB	2,331,985

	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	589,634
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,031,170
520	6.000%, 10/01/49	10/24 at 100.00	BB	538,808

1,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB–	921,450

1,015	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34	11/24 at 100.00	N/R	1,045,592

600	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB–	640,710

1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,390,738

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.000%, 11/01/32	No Opt. Call	N/R	1,033,630

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,161,590

	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A:
2,090	5.150%, 7/01/30	7/17 at 100.00	N/R	2,103,690
1,500	5.250%, 7/01/42	7/17 at 100.00	N/R	1,501,965

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 21.741%, 11/15/49 – AGM Insured (IF) (5)	11/24 at 100.00	AA	$1,585,050

1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,170,593

815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	962,515

1,000	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	11/17 at 102.00	N/R	1,017,550

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	201,314

360	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	361,901

200	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	201,914

100	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice Education and Development, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	101,110

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB+	65,349

355	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	347,627

1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.290%, 5/15/39 (IF) (5)	5/23 at 100.00	AA	1,985,750
60,315	Total Education and Civic Organizations			64,882,704

	Health Care – 10.0%

970	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba3	1,071,608

950	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/33	11/25 at 100.00	Aa3	1,118,103

1,315	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	1,465,778

625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002, 17.182%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	916,050

1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	1,343,830

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
260	17.984%, 8/15/43 (IF) (5)	8/24 at 100.00	AA	390,096
695	18.011%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	977,170

80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 22.277%, 10/01/21 (IF) (5)	No Opt. Call	AA	134,688

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034:
3,600	22.133%, 10/01/44 (IF) (5)	10/24 at 100.00	AA	5,810,580
795	22.052%, 10/01/44 (IF) (5)	10/24 at 100.00	AA	1,281,325

Nuveen Investments	43

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
$200	22.156%, 8/15/20 (IF) (5)	No Opt. Call	AA	$288,940
200	22.144%, 8/15/20 (IF) (5)	No Opt. Call	AA	288,890

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
250	17.790%, 8/15/41 (IF) (5)	8/22 at 100.00	AA	338,940
1,000	17.785%, 8/15/41 (IF) (5)	8/22 at 100.00	AA	1,355,650

1,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A–	1,085,250

750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	820,733

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB–	218,560
750	5.000%, 11/01/40	11/24 at 100.00	BBB–	814,275
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB–	1,352,213

585	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	A–	607,166

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
3,300	5.250%, 12/01/44	12/24 at 100.00	BB+	3,490,311
5,500	5.500%, 12/01/54	12/24 at 100.00	BB+	5,840,725

1,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2015, 5.000%, 11/01/43	11/24 at 100.00	AA–	1,678,995

	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014:
2,540	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,826,283
1,625	5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	AA	1,828,271

1,480	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,646,263

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.504%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	1,269,200

485	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A	516,472

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
250	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	260,935
5,750	5.000%, 8/15/47	8/17 at 100.00	BBB+	5,955,045

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	2/16 at 100.00	CCC	677,393
1,465	5.250%, 7/01/35	2/16 at 100.00	CCC	1,324,477
4,130	5.000%, 7/01/39	2/16 at 100.00	CCC	3,736,989

715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 19.100%, 11/15/32 (IF)	5/18 at 100.00	AA–	952,866

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 19.130%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	$1,712,494

350	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	389,036

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,133,437

	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
1,025	5.500%, 11/01/19	No Opt. Call	Ba1	1,115,303
500	6.750%, 11/01/39	11/19 at 100.00	Ba1	553,320

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	531,385

5,500	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	5,681,115

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB+	1,301,020
600	7.500%, 12/01/41	12/21 at 100.00	BB+	730,560

2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	BB–	2,228,600

150	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/32	7/17 at 100.00	Baa1	154,998

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	62,046
61,715	Total Health Care			69,277,384

	Housing/Multifamily – 3.0%

2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	2,091,340

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,397,432

85	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	95,452

1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,567,258

480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	556,253

2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	2,307,320

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
1,200	5.250%, 8/15/39	8/24 at 100.00	BBB	1,346,820
575	5.250%, 8/15/49	8/24 at 100.00	BBB	643,207

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB	410,784

350	California Municipal Finance Authority, Student Housing Revenue Bonds, Bowles Hall Foundation, Series 2015A, 5.000%, 6/01/35	6/25 at 100.00	Baa3	386,176

Nuveen Investments	45

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	$1,023,080

335	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	2/16 at 100.00	N/R	335,338

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A–	793,043
1,010	5.000%, 5/15/47	5/22 at 100.00	A–	1,079,003

1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,032,770

1,340	Independent Cities Lease Finance Authority, California, Mobile Home Park Refunding Bonds, Rancho Feliz and Las Casitas De Sonoma, Series 2012, 5.000%, 10/15/47	No Opt. Call	BBB	1,412,467

315	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	344,642

2,110	Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015, 5.250%, 6/01/45	6/25 at 100.00	N/R	2,159,121

329	San Jose, California, Multifamily Housing Revenue Bonds, Almaden Family Apartments Project, Series 2007B, 4.720%, 11/15/37 (Alternative Minimum Tax)	No Opt. Call	N/R	290,131

475	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	2/16 at 100.00	N/R	475,442

562	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	560,196

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37 (4)	7/17 at 100.00	N/R	353,972
19,461	Total Housing/Multifamily			20,661,247

	Housing/Single Family – 0.2%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	A	502,310

600	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.261%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A	600,594
1,100	Total Housing/Single Family			1,102,904

	Industrials – 0.0%

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	3,150

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	3,728
1,750	Total Industrials			6,878

	Long-Term Care – 1.8%

3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Series 2012A, 5.000%, 7/01/47	No Opt. Call	BBB+	3,234,210

2,200	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44	11/24 at 100.00	N/R	2,246,244

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	$573,539

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,065,350

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/16 at 100.00	N/R	251,445

450	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	451,427

1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	1,008,020

2,404	Municipal Tax Exempt Asset Trust, California, Trust Receipt, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	3/16 at 100.00	N/R	2,387,653

1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	1,191,800
11,824	Total Long-Term Care			12,409,688

	Tax Obligation/General – 4.8%

1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured	8/37 at 100.00	AA	495,620

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37	No Opt. Call	Aa2	936,156
5,575	0.000%, 5/01/42	5/40 at 100.00	Aa2	3,183,883
5,500	0.000%, 5/01/47	5/40 at 100.00	Aa2	3,112,780

1,250	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 17.451%, 10/01/44 (IF) (5)	10/24 at 100.00	AA–	1,970,850

	California State, General Obligation Bonds, Various Purpose Series 2013:
1,000	5.000%, 2/01/43	No Opt. Call	AA–	1,133,630
1,630	5.000%, 4/01/43	4/23 at 100.00	AA–	1,852,365

1,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45 (UB) (5)	3/25 at 100.00	AA–	1,715,985

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 17.325%, 8/01/35 (IF) (5)	8/24 at 100.00	AA–	2,024,700

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
750	13.336%, 11/01/44 (IF) (5)	11/24 at 100.00	AA–	878,040
545	13.336%, 11/01/44 (IF) (5)	11/24 at 100.00	AA–	638,042
1,250	13.336%, 11/01/44 (IF) (5)	11/24 at 100.00	AA–	1,463,400
1,005	13.320%, 11/01/44 (IF) (5)	11/24 at 100.00	AA–	1,176,353

4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/37 – AGM Insured	8/22 at 44.31	AA	1,540,708

	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C:
5,000	0.000%, 8/01/45 – AMBAC Insured	8/16 at 23.21	Aa3	1,137,750
7,000	0.000%, 8/01/46 – AMBAC Insured	8/16 at 22.07	Aa3	1,514,310

1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA–	732,009

Nuveen Investments	47

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	AA–	$760,126

1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA–	685,850

2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (Mandatory put 8/01/42) – AGM Insured	8/37 at 100.00	AA	1,118,273

970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43 – BAM Insured	8/38 at 100.00	AA	458,325

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 18.028%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	AA–	304,500

1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A1	631,827

1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond Trust Series 3330, 14.193%, 1/01/21 (IF) (5)	No Opt. Call	Aa2	2,279,138

1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	Aa2	1,243,000
52,565	Total Tax Obligation/General			32,987,620

	Tax Obligation/Limited – 45.2%

1,000	Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45 (WI/DD, Settling 12/03/15)	9/25 at 100.00	N/R	1,057,690

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
330	0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	208,448
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA	135,259
4,475	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	2,147,016
4,305	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,944,267

435	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	2/16 at 100.00	N/R	435,187

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	1,016,180

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
580	5.000%, 9/01/27	9/17 at 100.00	N/R	594,280
970	5.000%, 9/01/37	9/17 at 100.00	N/R	991,980

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,087,143

1,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,027,700

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,094,920

2,600	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,724,566

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	2/16 at 100.00	N/R	1,001,450

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
$60	8.875%, 9/01/34	2/16 at 100.00	N/R	$60,222
125	8.625%, 9/01/39	9/16 at 100.00	N/R	125,425

1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	1,994,411

	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA–	902,280
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	1,312,725
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA–	3,628,567

1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,875,491

5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	2,333,744

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	2,289,140

2,000	California Statewide Communities Development Authority, Lease Revenue Bonds, Community Center Project, Series 2014, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,260,300

2,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015a, 5.625%, 9/01/45	9/25 at 100.00	N/R	2,559,250

1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	No Opt. Call	N/R	1,057,670

1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	1,046,800

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A:
1,000	5.000%, 9/01/33	No Opt. Call	N/R	1,059,870
2,000	5.125%, 9/01/42	No Opt. Call	N/R	2,105,420

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,920	5.000%, 9/02/35	9/25 at 100.00	N/R	4,167,509
1,370	5.000%, 9/02/40	No Opt. Call	N/R	1,440,459

1,035	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,121,940

2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,350,280

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B :
1,750	4.000%, 9/02/34	9/24 at 100.00	N/R	1,665,423
2,060	5.000%, 9/02/44	9/24 at 100.00	N/R	2,142,791

1,000	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/16 at 103.00	N/R	1,031,450

500	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A–	583,140

650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	8/17 at 100.00	BBB+	653,809

Nuveen Investments	49

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	2/16 at 102.00	BBB–	$852,083

1,845	Cathedral City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2014A, 5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	2,084,186

	Chino Hills Financing Authority, California, Revenue Bonds, Community Facilities District Bond Program, Series 2015C:
1,000	5.000%, 9/01/32	9/25 at 100.00	BBB	1,117,720
850	5.000%, 9/01/34	9/25 at 100.00	BBB	944,146

315	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	336,086

1,200	City of Rancho Cordova, Sunridge North Douglas Community Facilities District No. 2005-1, California, Special Tax Bonds, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,266,588

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,049,140

500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	538,115

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
2,685	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	2,825,399
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,109,540
835	5.000%, 9/01/32 – AMBAC Insured	9/18 at 100.00	N/R	866,905

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
250	5.000%, 9/01/38	9/23 at 100.00	N/R	265,425
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,322,288

990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,238,936

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
1,610	5.000%, 9/01/23	9/18 at 100.00	CCC+	1,440,982
2,010	5.600%, 9/01/38	9/18 at 100.00	CCC+	1,713,605

1,800	Eastern Municipal Water District, California, Special Tax Bonds, Community Facilities District 2001-01 French Valley Improvement Area A, Series 2015, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,944,342

950	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/16 at 100.00	N/R	955,434

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/16 at 100.00	N/R	251,673

	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	81,909
10	5.000%, 9/01/20	9/17 at 100.00	N/R	10,227
50	5.125%, 9/01/22	3/16 at 102.00	N/R	51,025
1,200	5.250%, 9/01/37	9/16 at 101.00	N/R	1,214,712

430	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	461,154

	Fillmore, California, Special Tax Bonds, Community Facilities District 5, Improvement Area, Series 2015A:
1,500	5.000%, 9/01/40 (WI/DD, Settling 12/08/15)	9/23 at 102.00	N/R	1,597,830

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,530	5.000%, 9/01/45 (WI/DD, Settling 12/08/15)	9/23 at 102.00	N/R	$2,673,578

1,350	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/34	No Opt. Call	N/R	1,489,685

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36	9/16 at 100.00	N/R	1,010,110

2,305	Fullerton, California, Special Tax Bonds, Community Facilities District 2 Amerige Heights, Series 2014, 5.000%, 9/01/44	9/23 at 100.00	N/R	2,413,358

3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.270%, 6/01/45 (IF) (5)	6/25 at 100.00	A+	5,581,200

500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	537,940

2,000	Government of Guam, Business Privilege Tax Bonds, Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	2,208,480

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
880	6.625%, 12/01/30	12/20 at 100.00	B+	959,446
1,175	6.875%, 12/01/40	12/20 at 100.00	B+	1,289,128

1,000	Hawthorne Community Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,013,080

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	2/16 at 100.00	N/R	1,000,440
1,000	5.000%, 8/01/35 – AMBAC Insured	2/16 at 100.00	N/R	1,000,210
800	4.750%, 8/01/35 – AMBAC Insured	2/16 at 100.00	N/R	800,016

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
365	4.625%, 8/01/37 – AMBAC Insured	2/18 at 100.00	N/R	366,814
150	5.000%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	151,742
745	4.750%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	749,381

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,289,913
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,028,960
1,105	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,125,398
1,920	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,945,248

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
1,990	5.000%, 9/01/35	9/24 at 100.00	N/R	2,097,520
1,910	4.000%, 9/01/35	9/24 at 100.00	N/R	1,808,942

1,035	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	No Opt. Call	N/R	1,116,682

500	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	536,030

625	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	670,669

	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23	8/22 at 93.78	Baa1	1,936,386
1,600	0.000%, 8/01/25	8/22 at 82.01	Baa1	1,054,352

Nuveen Investments	51

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,050	0.000%, 8/01/28	8/22 at 66.37	Baa1	$548,352
2,430	0.000%, 8/01/33	8/22 at 45.44	Baa1	848,750
1,650	0.000%, 8/01/35	8/22 at 38.78	Baa1	490,067

120	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	121,919

795	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	864,729

1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,078,360

500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	537,865

3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,501,173

335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	No Opt. Call	N/R	359,757

1,400	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,497,258

1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	No Opt. Call	N/R	1,223,843

3,000	Lammersville Joint Unified School District, Special Tax Bonds, California, Community Facilities District 2002, Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,184,920

2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.375%, 9/01/32	9/22 at 100.00	N/R	2,136,520

710	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	813,199

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
500	4.750%, 8/01/27 – NPFG Insured	2/16 at 100.00	AA–	508,440
1,000	4.750%, 8/01/33 – NPFG Insured	8/17 at 100.00	AA–	1,009,450

1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,019,320

	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
995	5.125%, 9/01/28	9/23 at 100.00	N/R	1,096,560
495	5.250%, 9/01/32	9/23 at 100.00	N/R	537,694

	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
600	5.000%, 9/01/34	9/24 at 100.00	N/R	643,446
935	5.000%, 9/01/39	9/24 at 100.00	N/R	987,379
1,825	5.000%, 9/01/43	9/24 at 100.00	N/R	1,913,622

1,545	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	BBB	1,684,714

2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	2,003,508

1,750	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	1,741,863

1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	1,600,673

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	AA–	$887,658

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
300	7.250%, 8/01/31	8/21 at 100.00	A–	375,642
1,550	7.500%, 8/01/41	8/21 at 100.00	A–	1,961,200

500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	632,645

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2014:
500	4.125%, 9/01/39	3/16 at 103.00	N/R	494,060
500	4.250%, 9/01/44	3/16 at 103.00	N/R	496,275

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	No Opt. Call	N/R	2,080,860
1,000	5.000%, 9/01/44	No Opt. Call	N/R	1,036,510
500	4.250%, 9/01/44	No Opt. Call	N/R	471,075

	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,459,647
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	708,633

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	3/16 at 100.00	N/R	101,351

1,065	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	1,153,565

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	65,250

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2015, 4.000%, 9/01/44	No Opt. Call	N/R	930,420

1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,014,160

1,310	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013, 5.000%, 9/01/33	9/23 at 100.00	N/R	1,383,976

590	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/16 at 100.00	N/R	592,313

2,000	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	2,506,860

330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	398,993

1,265	Oakdale Public Financing Authority, California, Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,344,872

2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,766,650

455	Oceanside, California, Community Facilities District No. 2000-1, Special Tax Refunding Bonds, Ocean Ranch Corporate Centre, Series 2014A, 4.000%, 9/01/32	9/23 at 100.00	N/R	446,432

Nuveen Investments	53

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,000	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	$2,196,000

1,000	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	1,021,600

	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2, Series 2006D:
1,495	0.000%, 8/01/31	8/16 at 40.66	N/R	586,474
1,560	0.000%, 8/01/32	8/16 at 38.24	N/R	575,375
1,625	0.000%, 8/01/33	8/16 at 36.01	N/R	564,249
1,705	0.000%, 8/01/34	8/16 at 33.91	N/R	556,717
2,075	0.000%, 8/01/35	8/16 at 31.93	N/R	638,166

3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/16 at 102.00	N/R	3,601,271

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
290	5.000%, 9/01/21	9/16 at 100.00	N/R	293,985
910	5.450%, 9/01/32	9/16 at 100.00	N/R	917,799
350	5.300%, 9/01/32	9/16 at 100.00	N/R	352,615
1,345	5.500%, 9/01/36	9/16 at 100.00	N/R	1,355,357

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	2/16 at 102.00	CCC+	1,582,080

1,395	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	2/16 at 100.00	CCC+	1,349,872

500	Palm Springs Financing Authority, California, Lease Revenue Bonds, Downtown Revitalization Project, Series 2012B, 5.000%, 6/01/35	No Opt. Call	AA	550,920

1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Refunding Series 2004A, 5.000%, 9/01/34 – NPFG Insured	9/18 at 100.00	AA–	1,018,570

1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	A–	630,424

1,260	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	2/16 at 100.00	N/R	1,261,260

995	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,079,854

1,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E, 4.250%, 9/01/38	9/24 at 100.00	N/R	1,011,740

1,150	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,217,034

2,750	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2015, 5.000%, 9/01/41	3/25 at 100.00	N/R	2,963,703

1,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	1,635,975

	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	1,849,644
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,450,650

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,580	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	$1,580,205

1,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	1,101,260

1,285	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,305,599

2,000	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	2,067,680

3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	2/16 at 102.00	N/R	3,037,410

620	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	673,525

500	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37	3/16 at 100.00	N/R	503,450

	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A–	1,037,574
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A–	678,082

500	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011, 7.500%, 9/01/31	9/16 at 103.00	N/R	529,690

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.490%, 11/01/45 (IF) (5)	11/25 at 100.00	AA–	2,082,750

1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA–	921,703

1,380	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A, 5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,577,809

3,160	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 4.000%, 10/01/37 – AGM Insured (5)	10/24 at 100.00	AA	3,228,414

955	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 5.000%, 10/01/30 – AGM Insured	10/24 at 100.00	AA	1,104,658

2,000	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,280,060

500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	585,885

205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A	256,654

2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	2,244,078

870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	932,510

	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	708,913

Nuveen Investments	55

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)
$2,000	5.000%, 9/01/42	9/22 at 100.00	N/R	$2,117,620

	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C:
2,000	4.500%, 8/01/30 – NPFG Insured	No Opt. Call	AA–	2,086,980
510	5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	AA–	534,256

1,000	RNR School Financing Authority, Community Facilities District No. 92-1 County of Kern, California, Subordinate Special Tax Refunding Bonds, Series 2015A, 5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,125,620

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	420,705
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	AA–	457,392

1,000	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,074,460

935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33 NPFG Insured	No Opt. Call	AA–	434,466

3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	3,928,039

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/16 at 102.00	N/R	1,019,250

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,822,986

1,100	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/34	9/24 at 100.00	N/R	1,098,581

500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/33	9/25 at 100.00	N/R	538,760

1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.166%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A+	2,958,936

	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – NPFG Insured	No Opt. Call	AA–	2,131,995
4,435	0.000%, 12/01/32 – NPFG Insured	No Opt. Call	AA–	2,100,194

340	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	353,029

428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	6/16 at 100.00	N/R	401,939

460	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	492,490

550	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	585,937

345	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/46 (WI/DD, Settling 12/03/15)	9/25 at 100.00	N/R	369,143

1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	1,060,120

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	BBB+	$1,373,413

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	571,435

405	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	441,657

100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured	2/16 at 100.00	AA–	101,684

360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	2/16 at 100.00	AA–	361,397

165	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006B, 4.500%, 8/01/35 – RAAI Insured	8/16 at 100.00	AA	168,279

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
500	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	531,055
1,000	3.750%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA–	1,017,860
320	4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	326,877

4,025	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB+	4,057,965

1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 – AGM Insured	9/24 at 100.00	AA	1,125,840

250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	314,863

500	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	504,700

1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,022,760

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004:
305	5.125%, 9/01/30 – FGIC Insured	2/16 at 100.00	AA–	305,000
235	5.250%, 9/01/34 – FGIC Insured	2/16 at 100.00	AA–	234,993

1,655	Stockton Public Financing Authority, California, Revenue Bonds, Stockton Redevelopment Project, Series 2006A, 5.250%, 9/01/31 – RAAI Insured	9/16 at 100.00	AA	1,675,257

	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004:
135	4.250%, 9/01/25 – FGIC Insured	2/16 at 100.00	AA–	133,379
420	5.000%, 9/01/28 – FGIC Insured	2/16 at 100.00	AA–	420,004
1,935	5.000%, 9/01/36 – FGIC Insured	2/16 at 100.00	AA–	1,934,923

2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	2,582,675

5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	5,462,100

2,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	2,115,040

Nuveen Investments	57

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
$1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	$1,810,354
500	5.500%, 9/01/33	9/22 at 100.00	N/R	547,990

1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26	3/16 at 101.00	N/R	1,001,880

2,075	Temecula Valley Unified School District Financing Authority, Riverside County, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/40 – BAM Insured	No Opt. Call	AA	2,296,610

400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	9/24 at 100.00	N/R	411,924

1,000	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.375%, 4/01/35	No Opt. Call	AA	1,084,460

530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29	3/21 at 100.00	A–	654,799

605	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37 (WI/DD, Settling 12/15/15)	9/25 at 100.00	BBB+	673,341

900	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	974,358

650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	816,784

500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A+	622,255

2,000	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/37	3/25 at 100.00	N/R	2,145,280

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/16 at 101.00	N/R	507,290

700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	733,537

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	2,166,980

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	761,256

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	361,596
785	5.250%, 9/01/45	9/25 at 100.00	N/R	803,024

3,705	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,037,524

500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	575,370

290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	173,983

480	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	491,117

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	3/16 at 100.00	N/R	$135,436
330,120	Total Tax Obligation/Limited			312,273,233

	Transportation – 4.9%

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179, 17.943%, 4/01/17 (IF)	No Opt. Call	AA	1,712,126

3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	3,535,920

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
2,255	0.000%, 1/15/33	No Opt. Call	BBB–	1,006,745
2,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	902,380

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2014A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	2,088,700
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,948,648
1,030	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,196,572

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	867,381
500	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	585,505

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/16 at 100.00	N/R	35,216
40	5.550%, 7/01/28 (Alternative Minimum Tax)	7/16 at 100.00	N/R	40,267

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/16 at 100.00	N/R	252,890
395	6.500%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	N/R	399,598

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 17.502%, 5/01/44 (IF) (5)	5/24 at 100.00	A+	1,965,921

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
5,000	5.250%, 1/15/44	1/25 at 100.00	BB+	5,402,200
1,000	5.250%, 1/15/49	1/25 at 100.00	BB+	1,080,440

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
6,250	5.000%, 1/15/44	1/25 at 100.00	BBB–	6,758,375
1,650	5.000%, 1/15/50	1/25 at 100.00	BBB–	1,771,110

1,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2014C, 5.000%, 3/01/31	3/24 at 100.00	A2	1,150,730

1,000	San Jose, California, Airport Revenue Bonds, Series 2007B, 5.000%, 3/01/33 – AMBAC Insured	3/17 at 100.00	A2	1,038,430
35,340	Total Transportation			33,739,154

	U.S. Guaranteed – 4.1% (6)

365	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (6)	386,900

Nuveen Investments	59

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (6) (continued)

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
$500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (6)	$627,850
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (6)	1,325,740

415	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (6)	437,576

1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,305,600

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,762,552

3,350	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (6)	3,592,440

3,605	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	BBB– (6)	3,608,389

710	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (6)	712,031

	Guam Government, General Obligation Bonds, 2009 Series A:
1,000	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (6)	1,218,150
1,500	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (6)	1,841,699

500	Guam Government, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (6)	544,194

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41 (Pre-refunded 5/15/16)	5/16 at 100.00	A+ (6)	1,022,259

1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (6)	1,340,575

955	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	1,153,811

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB+ (6)	1,713,231

250	Los Banos Redevelopment Agency, California, Tax Allocation Bonds, Los Banos Redevelopment Project, Series 2006, 5.000%, 9/01/36 (Pre-refunded 9/01/16) – AGM Insured	9/16 at 100.00	AA (6)	258,752

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36 (Pre-refunded 6/01/16)	6/16 at 101.00	N/R (6)	52,033

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33 (Pre-refunded 9/01/16)	9/16 at 32.62	A (6)	2,564,486

1,055	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Vally Vistas IA3, Series 2008B, 6.625%, 9/01/38 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (6)	1,104,806

1,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (6)	1,028,439

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (6) (continued)

$250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 NPFG Insured (ETM)	No Opt. Call	AA– (6)	$314,394

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (6)	105,157

500	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006, 4.550%, 9/01/30 – NPFG Insured (Pre-refunded 2/04/16)	2/16 at 100.00	AA– (6)	501,460
31,055	Total U.S. Guaranteed			28,522,524

	Utilities – 1.1%

	Guam Power Authority, Revenue Bonds, Series 2014A:
500	5.000%, 10/01/39	10/24 at 100.00	AA	572,084
2,000	5.000%, 10/01/44	10/24 at 100.00	AA	2,275,099

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
25	5.500%, 11/15/28	No Opt. Call	A	30,318
325	5.000%, 11/15/29	No Opt. Call	A	376,122
1,000	5.500%, 11/15/37	No Opt. Call	A	1,216,159

50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	67,617

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,352,359

	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
1,000	5.000%, 11/01/29	No Opt. Call	A	1,155,759
720	5.000%, 11/01/33	No Opt. Call	A	834,594
6,620	Total Utilities			7,880,111

	Water and Sewer – 4.1%

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
1,700	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,814,256
3,560	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	3,773,741

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012:
2,000	5.000%, 7/01/37	No Opt. Call	Baa3	2,056,119
6,250	5.000%, 11/21/45	No Opt. Call	Baa3	6,420,499

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	505,714

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25	7/20 at 100.00	A–	1,104,059
1,000	5.500%, 7/01/30	7/20 at 100.00	A–	1,097,799

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A–	561,024
4,125	5.500%, 7/01/43	7/23 at 100.00	A–	4,655,722

2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 22.404%, 7/01/22 (IF) (5)	No Opt. Call	AA	3,487,059

Nuveen Investments	61

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,500	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	$1,715,249

1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A	1,524,924
25,385	Total Water and Sewer			28,716,165
$752,620	Total Municipal Bonds (cost $621,199,986)			663,291,169

Shares	Description (1)			Value

	COMMON STOCKS – 0.6%

	Industrials – 0.6%

94,060	American Airlines Group Inc. (7)			$3,880,916
	Total Common Stocks (cost $2,851,418)			3,880,916
	Total Long-Term Investments (cost $624,051,404)			667,172,085

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.5%

	MUNICIPAL BONDS – 0.5%

	Health Care – 0.5%

$2,900	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (8)	No Opt. Call	N/R	$2,902,291

280	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (8)	No Opt. Call	N/R	280,221

430	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (8)	No Opt. Call	N/R	430,340
$3,610	Total Short-Term Investments (cost $3,610,000)			3,612,852
	Total Investments (cost $627,661,404) – 97.1%			670,784,937
	Floating Rate Obligations – (0.3)%			(2,040,000)
	Other Assets Less Liabilities – 3.2% (9)*			21,762,091
	Net Assets – 100%			$690,507,028

Investment in Derivatives as of November 30, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Termination Date	Variation Margin Receivable/ Payable	Unrealized Appreciation (Depreciation)
JPMorgan*	$36,100,000	Receive	3-Month USD-LIBOR-ICE	2.687%	Quarterly	8/23/16	8/23/27	$58,561	$(1,406,233)
JPMorgan	16,000,000	Receive	USD-BMA	2.420	Quarterly	10/17/16	10/17/45	N/A	(493,047)
	$52,100,000								$(1,899,280)
*	Citigroup is the clearing broker for this transaction.

62	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$663,291,169	$—	$663,291,169
Common Stocks	3,880,916	—	—	3,880,916
Short-Term Investments:
Municipal Bonds	—	—	3,612,852	3,612,852
Investments in Derivatives:
Interest Rate Swaps*	—	(1,899,280)	—	(1,899,280)
Total	$3,880,916	$661,391,889	$3,612,852	$668,885,657
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments (excluding investments in derivatives) was $624,835,790.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$48,471,315
Depreciation	(4,562,168)
Net unrealized appreciation (depreciation) of investments	$43,909,147

Nuveen Investments	63

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not Applicable

USD-BMA	United States Dollar-Bond Market Association

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

64	Nuveen Investments

Nuveen California Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.2%

	MUNICIPAL BONDS – 98.2%

	Consumer Staples – 5.5%

$2,305	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	2/16 at 100.00	Baa1	$2,305,392

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
2,480	5.600%, 6/01/36	12/18 at 100.00	B	2,457,630
3,500	5.650%, 6/01/41	12/18 at 100.00	B2	3,439,695

200	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	2/16 at 100.00	BBB+	200,002

34,550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B	31,518,582

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,500	5.375%, 6/01/38	2/16 at 100.00	B–	8,513,520
3,105	5.500%, 6/01/45	2/16 at 100.00	B–	2,825,923

3,700	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	2/16 at 100.00	BB+	3,433,600
59,340	Total Consumer Staples			54,694,344

	Education and Civic Organizations – 6.2%

5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/40	4/25 at 100.00	A2	5,592,700

3,915	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA	4,540,343

1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34	4/20 at 100.00	A2	1,135,590

1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28	8/18 at 100.00	A3	1,079,290

3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015, 5.000%, 11/01/36	11/25 at 100.00	A2	3,403,920

1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.750%, 8/01/33	8/23 at 100.00	BB	1,710,990

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education-Multiple Projects, Series 2014A , 7.250%, 6/01/43	6/22 at 102.00	N/R	1,270,980

400	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/26	6/16 at 100.00	BBB–	402,384

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
915	6.750%, 10/01/28	10/18 at 100.00	N/R	959,112
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,575,855

Nuveen Investments	65

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A:
$1,000	5.000%, 10/01/18	No Opt. Call	Baa1	$1,087,770
500	5.625%, 10/01/23	4/18 at 100.00	Baa1	539,915

825	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22	No Opt. Call	N/R	886,372

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,285,047

1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	A–	1,720,785

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,249,160
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,541,647

695	California State Public Works Board, Lease Revenue Bonds, California State University, J. Paul Leonard & Sutro Library, Series 2009J, 5.500%, 11/01/26	11/19 at 100.00	Aa3	803,149

500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	579,120

	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33	No Opt. Call	Aa3	3,449,160
4,000	5.000%, 9/01/34	No Opt. Call	Aa3	4,585,560

1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	2/16 at 100.00	A+	1,039,678

	California State University, Systemwide Revenue Bonds, Series 2015A:
1,500	4.000%, 11/01/34	11/25 at 100.00	Aa2	1,606,545
2,650	5.000%, 11/01/35	11/25 at 100.00	Aa2	3,121,674
2,970	5.000%, 11/01/38	11/25 at 100.00	Aa2	3,462,426

1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,913,469

1,000	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	1,006,570

1,115	San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28	11/25 at 100.00	A3	1,303,680

4,765	University of California, General Revenue Bonds, Series 2009O, 5.250%, 5/15/39	5/19 at 100.00	AA	5,355,526
55,425	Total Education and Civic Organizations			62,208,417

	Health Care – 9.4%

2,000	Antelope Valley Healthcare District, California, Revenue Bonds, Refunding Insured Series 1997A, 5.200%, 1/01/27 – AGM Insured	7/16 at 100.00	AA	2,005,600

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
1,810	7.000%, 3/01/31	3/21 at 100.00	Ba3	1,987,489
2,000	7.250%, 3/01/36	3/21 at 100.00	Ba3	2,201,540

430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA–	490,282

2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	AA	2,377,553

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	$564,530

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A	1,100,170

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,439,110

455	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32	11/25 at 100.00	Aa3	537,128

1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	No Opt. Call	BBB+	1,096,760

1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,181,660

3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	4,391,760

830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA	933,991

905	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA	1,028,732

1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA	2,049,128

6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA–	6,889,440

200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA	222,172

1,830	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46	11/16 at 100.00	AA–	1,890,189

2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	2,394,500

2,010	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	A–	2,227,562

2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33	6/21 at 100.00	AA–	2,398,940

	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
1,305	5.000%, 3/01/35	3/26 at 100.00	A	1,471,753
1,000	5.000%, 3/01/45	3/26 at 100.00	A	1,112,280

1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,089,840

	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	8/18 at 100.00	AA–	139,258
500	5.500%, 8/15/23	8/18 at 100.00	AA–	558,130

2,235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	2/16 at 100.00	CCC	2,018,630

3,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	2/16 at 100.00	CCC	3,371,273

Nuveen Investments	67

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	$1,660,769

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.998%, 4/01/36	4/17 at 100.00	A+	2,582,280

8,225	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	9,071,928

1,100	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	1,213,894

500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	551,770

	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011:
2,015	5.250%, 1/01/27	1/21 at 100.00	BBB	2,269,353
3,705	5.250%, 1/01/35	1/21 at 100.00	BBB	4,074,314
2,500	5.250%, 1/01/42	1/21 at 100.00	BBB	2,738,125

1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BB	1,485,788

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,689,462

7,600	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	8,410,464

3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	3,852,541

3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A–	3,512,750
86,505	Total Health Care			94,282,838

	Housing/Multifamily – 1.6%

1,470	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,650,766

1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,760,594

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,158,860

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	BBB	190,800
455	5.250%, 8/15/49	8/24 at 100.00	BBB	508,972

410	California Statewide Communities Development Authority, Student Housing Revenue Bonds, CHF-Irvine, LLC-UCI East Campus Apartments, Phase II, Series 2008, 5.500%, 5/15/26	5/18 at 100.00	Baa2	442,915

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	2/16 at 100.00	N/R	4,182,801

1,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	1,987,542

1,790	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/16 at 100.00	N/R	1,792,542

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,315	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	2/16 at 100.00	N/R	$1,316,157

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.150%, 12/01/31 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	1,014,440
15,170	Total Housing/Multifamily			16,006,389

	Housing/Single Family – 0.0%

80	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A	81,401

	Long-Term Care – 0.9%

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	AA–	3,296,190

1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc., Refunding Series 2015, 5.000%, 7/01/44	7/25 at 100.00	AA–	1,435,663

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	AA–	2,286,580

560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	5/18 at 100.00	AA–	604,419

750	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	752,378

1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30	6/20 at 100.00	BBB+	1,069,550
8,585	Total Long-Term Care			9,444,780

	Tax Obligation/General – 29.0%

1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	745,970

4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	AA–	4,908,720

6,600	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42	5/40 at 100.00	Aa2	3,769,260

	California State, General Obligation Bonds, Various Purpose Refunding Series 2014:
1,265	5.000%, 8/01/31	8/24 at 100.00	AA–	1,481,037
6,780	5.000%, 8/01/32	8/24 at 100.00	AA–	7,909,480
1,205	5.000%, 8/01/33	8/24 at 100.00	AA–	1,400,704

	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
10,000	5.000%, 8/01/27	2/25 at 100.00	AA–	12,101,600
5,275	5.000%, 8/01/31	2/25 at 100.00	AA–	6,221,599
5,000	5.000%, 8/01/32	2/25 at 100.00	AA–	5,875,100
28,370	5.000%, 8/01/33	2/25 at 100.00	AA–	33,210,488

	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	AA–	689,322
5,000	5.500%, 11/01/34	11/19 at 100.00	AA–	5,816,550
4,060	6.000%, 11/01/39	11/19 at 100.00	AA–	4,836,597

Nuveen Investments	69

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	California State, General Obligation Bonds, Various Purpose Series 2010:
$5,000	5.250%, 3/01/30	3/20 at 100.00	AA–	$5,789,700
10,000	5.500%, 3/01/40	3/20 at 100.00	AA–	11,570,200
4,000	5.250%, 11/01/40	11/20 at 100.00	AA–	4,665,320

2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA–	2,331,140

	California State, General Obligation Bonds, Various Purpose Series 2013:
5,860	5.000%, 2/01/38	No Opt. Call	AA–	6,687,842
1,430	5.000%, 2/01/43	No Opt. Call	AA–	1,621,091

	California State, General Obligation Bonds, Various Purpose Series 2014:
15,000	5.000%, 10/01/37	10/24 at 100.00	AA–	17,312,849
2,470	5.000%, 5/01/44	5/24 at 100.00	AA–	2,811,453

	California State, General Obligation Bonds, Various Purpose Series 2015:
5,545	5.000%, 3/01/33	3/25 at 100.00	AA–	6,498,574
10,000	5.000%, 3/01/45	3/25 at 100.00	AA–	11,439,900
3,000	5.000%, 8/01/45	8/25 at 100.00	AA–	3,448,620

855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 – AGC Insured	8/19 at 100.00	AA	968,407

5,000	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/41 – AMBAC Insured	8/16 at 28.46	Aa3	1,395,200

3,000	Coast Community College District, Orange County, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/33	8/25 at 100.00	Aa1	3,572,400

1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 – AGC Insured	8/19 at 100.00	AA	1,120,580

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	8/27 at 100.00	AA	620,195

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	AA	552,640

1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30	8/20 at 52.75	AA+	790,557

18,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured	8/17 at 20.73	AA	3,729,415

	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012C:
11,200	0.000%, 8/01/40	8/22 at 36.36	Aa3	3,225,824
19,700	0.000%, 8/01/41	8/22 at 34.18	Aa3	5,334,366

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	AA–	388,317
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	AA–	424,719

950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.500%, 8/01/31	8/19 at 100.00	Aa3	1,084,976

460	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A, 6.250%, 8/01/20 – NPFG Insured	No Opt. Call	AA–	532,496

500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	570,945

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Los Angeles Community College District, California, General Obligation Bonds, Series 2015A:
$3,235	5.000%, 8/01/28	No Opt. Call	AA+	$3,898,337
32,835	5.000%, 8/01/30	8/24 at 100.00	AA+	38,943,294
6,000	5.000%, 8/01/31	8/24 at 100.00	AA+	7,085,520

150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	168,627

100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	123,019

10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41	8/21 at 24.49	Aaa	2,167,100

9,440	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45	2/33 at 100.00	A+	8,129,067

4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 – AGM Insured	9/21 at 27.77	AA	942,440

1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 – AGM Insured	8/18 at 100.00	AA	1,281,345

855	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001A, 5.950%, 2/01/17 – NPFG Insured	No Opt. Call	AA–	907,617

3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/43 – AGM Insured	8/23 at 100.00	AA	3,152,188

2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33	7/24 at 100.00	Aa2	1,912,740

1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 – AGC Insured	8/28 at 100.00	AA	1,140,797

1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41	No Opt. Call	A+	1,206,360

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,106,150

1,000	Santa Barbara Community College District, California, General Obligation Bonds, Election 2008 Series 2008A, 5.250%, 8/01/27	8/18 at 100.00	AA+	1,112,030

15,040	Santa Barbara Secondary High School District, Santa Barbara County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40	No Opt. Call	AA–	5,405,827

8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	9,351,955

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
500	6.375%, 8/01/25	8/19 at 100.00	Baa3	569,470
1,005	6.500%, 8/01/26	8/19 at 100.00	Baa3	1,145,770

1,555	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31	8/19 at 100.00	Aa2	1,732,939

2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	1,991,980

645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	Aa3	762,938

Nuveen Investments	71

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	Aa3	$1,437,095

770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	891,244

1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA–	356,660

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	2,034,025

4,000	Yosemite Community College District, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/32	No Opt. Call	Aa2	4,740,800
325,040	Total Tax Obligation/General			291,151,487

	Tax Obligation/Limited – 28.2%

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,099,180

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,081,440

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	2/16 at 100.00	N/R	1,554,955

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	2/16 at 100.00	AA	2,259,045

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,244,372
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,131,360

2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34	8/21 at 36.61	AA–	830,894

2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	1,135,617

1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	2/16 at 100.00	AA	1,967,879

2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A+	2,289,260

1,000	California State Public Works Board, Lease Revenue Bonds, Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A+	1,156,080

	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	A+	5,961,267
2,600	5.000%, 10/01/33	10/24 at 100.00	A+	3,018,418
3,820	5.000%, 10/01/34	10/24 at 100.00	A+	4,425,088
2,000	5.000%, 10/01/39	10/24 at 100.00	A+	2,291,660

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	No Opt. Call	A+	1,157,670

2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A+	2,912,375

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A+	2,398,900

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A+	$3,549,840

775	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	840,100

	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,915	5.500%, 9/01/27	9/23 at 100.00	BBB+	2,253,534
2,165	5.500%, 9/01/29	9/23 at 100.00	BBB+	2,518,913
1,520	5.500%, 9/01/30	9/23 at 100.00	BBB+	1,759,400

660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	692,432

1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,493,414

1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,326,537

1,500	Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,684,470

1,500	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale Redevelopment Project, Series 2010, 5.500%, 12/01/24	12/16 at 100.00	A	1,550,490

1,650	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	1,774,641

35,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	A+	39,575,546

7,610	Government of Guam, Business Privilege Tax Bonds, Series 2015D, 5.000%, 11/15/30	11/25 at 100.00	A	8,596,865

3,965	Hawthorne Community Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	4,016,862

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	2/16 at 100.00	BBB–	2,075,851

1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	BBB+	1,808,968

1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,121,240

430	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	440,969

170	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	N/R	172,968

740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	850,371

1,090	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	1,185,604

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	537,865
750	5.000%, 9/01/44	9/24 at 100.00	N/R	803,738

Nuveen Investments	73

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	No Opt. Call	N/R	$840,205

2,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	2,138,940

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,176,330
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	2,055,970

215	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	246,250

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	2/16 at 100.00	A	1,877,087

	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004:
800	5.250%, 12/01/17 – SYNCORA GTY Insured	2/16 at 100.00	A	802,640
1,120	5.000%, 12/01/23 – SYNCORA GTY Insured	2/16 at 100.00	A	1,124,245

1,200	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/16 – AMBAC Insured	2/16 at 100.00	A1	1,204,728

330	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	2/16 at 100.00	A2	331,630

610	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	3/16 at 103.00	N/R	632,784

1,505	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB–	1,689,528

	Murrieta Valley Unified School District, California, Special Tax Bonds, Community Facilities District 2006-1 Improvement Area B, Series 2013A:
1,450	5.750%, 9/01/38	3/16 at 103.00	N/R	1,499,706
1,500	5.875%, 9/01/43	3/16 at 103.00	N/R	1,551,810

340	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks Improvement Area A, Series 2004A, 5.750%, 9/01/20	2/16 at 100.00	N/R	341,136

205	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/16 at 100.00	N/R	205,804

	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24	8/21 at 100.00	A–	778,563
5,455	7.000%, 8/01/32	8/21 at 100.00	A–	6,837,461

625	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	670,669

1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A+	1,171,120

4,055	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	4,902,779

	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE:
3,250	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	3,721,965
3,215	5.000%, 9/01/36 – AGM Insured	9/25 at 100.00	AA	3,667,447

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$260	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	$285,480

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	2/16 at 100.00	CCC+	2,472,000

	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,695	5.250%, 9/01/30	9/23 at 100.00	N/R	2,906,288
2,420	5.750%, 9/01/39	9/23 at 100.00	N/R	2,626,378

435	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	468,978

3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	3,659,131

	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA	1,858,016
2,800	5.000%, 9/01/31	9/24 at 100.00	AA	3,235,148
2,400	5.000%, 9/01/32	9/24 at 100.00	AA	2,764,992

1,245	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	3/16 at 100.00	N/R	1,255,321

1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	1,188,646

1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39	9/23 at 100.00	N/R	1,220,289

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E:
2,950	6.250%, 10/01/30	10/20 at 100.00	A–	3,475,867
480	6.500%, 10/01/40	10/20 at 100.00	A–	562,450

100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	122,827

6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39	6/23 at 100.00	AA+	7,531,209

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,108,730
1,000	5.000%, 9/01/29	9/25 at 100.00	N/R	1,101,260
1,000	5.000%, 9/01/30	9/25 at 100.00	N/R	1,092,710

1,455	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	1,600,078

425	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A+	467,377

850	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	2/16 at 100.00	AA	853,222

200	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40 (WI/DD, Settling 12/03/15)	9/25 at 100.00	N/R	214,716

450	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	477,054

Nuveen Investments	75

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	$2,220,606

5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA	6,048,768

525	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.375%, 8/01/32	8/19 at 100.00	A–	597,518

1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	1,431,421

	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33	2/21 at 100.00	BBB+	96,179
105	7.000%, 8/01/41	2/21 at 100.00	BBB+	126,235

3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	3,859,205

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D:
1,900	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB+	2,024,868
645	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	686,725
540	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB+	573,539

2,990	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/19 – FGIC Insured	2/16 at 100.00	AA–	3,001,721

350	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	2/16 at 100.00	AA–	351,358

590	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	625,430

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B:
1,085	6.375%, 8/01/21	8/18 at 100.00	BBB+	1,202,050
480	6.500%, 8/01/23	8/18 at 100.00	BBB+	527,933

2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	AA–	2,591,454

	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29	9/19 at 100.00	A+	2,171,643
2,805	7.000%, 9/01/36	9/19 at 100.00	A+	3,299,493

3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26	2/21 at 100.00	A	4,224,290

1,665	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	1,680,651

180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	203,328

205	Soledad Redevelopment Agency, California, Tax Allocation Bonds, Soledad Redevelopment Project, Series 2007A, 4.500%, 12/01/16 – SYNCORA GTY Insured	No Opt. Call	N/R	206,398

1,015	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	1,268,608

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$300	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 4.500%, 9/01/16 – FGIC Insured	No Opt. Call	A3	$308,592

1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25	3/21 at 100.00	A–	1,512,067

	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
500	5.000%, 9/01/35 (WI/DD, Settling 12/15/15)	9/25 at 100.00	BBB+	560,395
395	5.000%, 9/01/37 (WI/DD, Settling 12/15/15)	9/25 at 100.00	BBB+	439,619

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50	5.000%, 9/01/40	9/25 at 100.00	N/R	54,216
100	5.000%, 9/01/45	9/25 at 100.00	N/R	108,262

1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A+	1,268,087

240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23	12/21 at 100.00	A+	295,020

25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	2/16 at 100.00	AA–	25,012

	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	AA–	9,034,652
7,920	6.125%, 9/01/37	9/21 at 100.00	AA–	9,467,806

	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Police Facility Subordinate Series 2009:
10,710	6.250%, 11/01/39	11/19 at 100.00	AA	12,494,393
2,395	5.750%, 11/01/45	11/19 at 100.00	AA	2,742,107

1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A	1,766,765

320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	388,938

1,650	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,688,214
255,290	Total Tax Obligation/Limited			283,736,608

	Transportation – 4.5%

3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BB+	4,477,334

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
8,335	5.750%, 1/15/46	1/24 at 100.00	BBB–	9,682,936
8,415	6.000%, 1/15/53	1/24 at 100.00	BBB–	9,826,364

	Long Beach, California, Harbor Revenue Bonds, Series 2015D:
1,000	5.000%, 5/15/33	5/25 at 100.00	AA	1,185,340
2,785	5.000%, 5/15/34	5/25 at 100.00	AA	3,285,938

Nuveen Investments	77

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
$250	5.000%, 5/15/32	5/25 at 100.00	AA	$296,565
600	5.000%, 5/15/33	5/25 at 100.00	AA	707,376
1,305	5.000%, 5/15/35	5/25 at 100.00	AA	1,529,082
355	5.000%, 5/15/41	5/25 at 100.00	AA	410,554

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/16 at 100.00	N/R	286,758
180	5.550%, 7/01/28 (Alternative Minimum Tax)	7/16 at 100.00	N/R	181,202

	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	BBB–	3,988,460
8,250	5.750%, 6/01/48	6/23 at 100.00	BBB–	9,394,358
39,040	Total Transportation			45,252,267

	U.S. Guaranteed – 6.6% (4)

3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (4)	3,372,330

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (4)	1,255,700

1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	1,414,963

6,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (4)	6,970,405

2,155	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008B, 6.250%, 8/15/28 (Pre-refunded 8/15/18)	8/18 at 100.00	AA– (4)	2,462,131

	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A:
500	5.000%, 10/01/20 (Pre-refunded 10/01/17)	10/17 at 100.00	AA– (4)	539,435
400	5.000%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	AA– (4)	431,548

2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	2,358,775

4,000	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 (Pre-refunded 8/01/16) – AGM Insured	8/16 at 100.00	AA (4)	4,125,960

365	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	406,782

600	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series 2008B, 5.000%, 8/01/30 (Pre-refunded 8/01/16) – AGC Insured	8/16 at 102.00	AA (4)	630,876

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
1,000	8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,202,310
3,205	8.875%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	3,896,863

285	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	344,331

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$3,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB+ (4)	$3,524,198

735	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	820,525

2,080	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	2,419,768

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
3,895	0.000%, 9/01/23 (Pre-refunded 9/01/16)	9/16 at 64.56	A (4)	2,505,770
27,110	0.000%, 9/01/33 (Pre-refunded 9/01/16)	9/16 at 32.62	A (4)	8,811,563
12,000	0.000%, 9/01/38 (Pre-refunded 9/01/16)	9/16 at 23.21	A (4)	2,775,720

	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
565	5.750%, 12/01/24 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	645,428
480	5.750%, 12/01/25 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	548,328
500	6.250%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	578,560

1,265	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,451,841

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	N/R (4)	1,635,995

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured	8/17 at 100.00	A+ (4)	4,877,505

1,485	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17 (Pre-refunded 1/01/16)	1/16 at 100.00	A+ (4)	1,490,628

2,000	Tustin, California, Special Tax Bonds, Community Facilities District 07-1 Tustin Legacy-Retail Center, Series 2007, 6.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (4)	2,066,920

925	University of California, General Revenue Bonds, Series 2009O, 5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	1,057,728

1,965	Yuba City Redevelopment Agency, California, Housing Set-Aside Revenue Bonds, Series 2004B, 6.000%, 9/01/31 (Pre-refunded 1/12/16)	1/16 at 100.00	N/R (4)	1,969,009
90,345	Total U.S. Guaranteed			66,591,895

	Utilities – 0.4%

1,995	California Statewide Communities Development Authority, Certificates of Participation, Rio Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18	2/16 at 100.00	N/R	1,994,860

1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	AA–	2,270,562
3,980	Total Utilities			4,265,422

	Water and Sewer – 5.9%

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,000	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,336,050
5,060	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,363,802

2,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	2,054,560

Nuveen Investments	79

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$355	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	2/16 at 100.00	AA	$356,448

965	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	2/16 at 100.00	AA–	966,081

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA	1,285,588

3,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2015B, 4.000%, 6/01/45	6/25 at 100.00	AAA	3,108,090

5,695	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	6/25 at 100.00	AAA	6,723,631

1,500	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40	7/25 at 100.00	AA	1,733,400

10,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	11,571,400

	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A:
5,000	5.000%, 6/01/31	6/25 at 100.00	AA+	5,990,650
5,000	5.000%, 6/01/32	6/25 at 100.00	AA+	5,976,750

1,665	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	No Opt. Call	AA+	1,894,320

2,600	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	3,034,434

1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA	1,126,380

805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34	8/19 at 100.00	AA	905,786

1,770	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,864,609
52,665	Total Water and Sewer			59,291,979
$991,465	Total Long-Term Investments (cost $914,001,492)			987,007,827

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	MUNICIPAL BONDS – 0.7%

	Health Care – 0.7%

$5,440	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (5)	No Opt. Call	N/R	$5,444,298

530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (5)	No Opt. Call	N/R	530,419

805	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (5)	No Opt. Call	N/R	805,635
$6,775	Total Short-Term Investments (cost $6,775,000)			6,780,352
	Total Investments (cost $920,776,492) – 98.9%			993,788,179
	Other Assets Less Liabilities – 1.1%			11,108,384
	Net Assets – 100%			$1,004,896,563

80	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$987,007,827	$—	$987,007,827
Short-Term Investments:
Municipal Bonds	—	—	6,780,352	6,780,352
Total	$—	$987,007,827	$6,780,352	$993,788,179

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $920,188,801.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$74,196,792
Depreciation	(597,414)
Net unrealized appreciation (depreciation) of investments	$73,599,378

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	81

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2016